Concentrations of Risk - Schedule of Concentrations of Risk (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	8.00%	12.60%	10.20%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	$ 10,704	$ 2,212
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	19.90%	10.60%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	$ 335,767	$ 142,058
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	14.40%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	$ 106,528
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor A [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	7.90%	14.10%	18.50%
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor B [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	11.40%	13.30%
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor C [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	10.90%
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor D [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Percentage	10.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor A [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	$ 124,882	$ 214,605	$ 352,444
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor B [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	158,956	$ 111,668
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor C [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	14,329
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor D [Member]
Schedule of Concentrations of Risk [Line Items]
Concentration Risk, Amount	$ 73,223